Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies
2.
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of consolidation

The consolidated financial statements include the accounts of the Company, and its subsidiaries, Global Crossing Airlines, Inc. and Global Crossing Airlines Operations, LLC (collectively “Global USA”), GlobalX A320 Aircraft Acquisitions Corp. (“Acquisition A320”), GlobalX A321 Aircraft Acquisition Corp. (“Acquisition A321”), GlobalX Travel Technologies, Inc. (“Technologies”), GlobalX Air Tours, LLC, LatinX Air S.A.S., GlobalX Colombia S.A.S and Capitol Airlines, LLC. All intercompany transactions and balances have been eliminated on consolidation.

Certain reclassifications and format changes have been made to prior year amounts to conform to the 2022 presentation.

Details of the Company’s subsidiaries are as follows:

Subsidiaries Name	Place of incorporation	Interest%	Principal activity
Global Crossing Airlines Holdings, Inc.	Delaware, United States	100% ownership by Global Crossing Airlines Group, Inc.	Holding company
Global Crossing Airlines, Inc.	Delaware, United States	100% ownership by Global Crossing Airlines Holdings Inc.	US 121 Charter company
GlobalX Travel Technologies, Inc.	Delaware, United States	80% ownership by Global Crossing Airline Holdings, Inc.	Acquire and develop travel technology
UrbanX Air Mobility, Inc.	Delaware, United States	100% ownership by Global Crossing Airlines Holdings Inc.	Air Charter operator
Global Crossing Airlines Operations, LLC	Florida, United States	100% ownership by Global Crossing Airlines Inc.	Operating Company
LatinX Air S.A.S	Ecuador	100% ownership by Global Crossing Airlines Inc	Air Charter operator
GlobalX Colombia S.A.S.	Colombia	100% ownership by Global Crossing Airlines Inc	Air Charter operator
GlobalX Air Tours, LLC	Florida, United States	100% ownership by Global Crossing Inc.	Air charter service
Charter Air Solutions, LLC	Montana, United States	80% ownership by the Global Crossing Airlines Holdings Inc.	Charter Broker

On May 19, 2021, the Company entered into an arrangement agreement (“the Arrangement”) to complete a spin-out of the shares of its wholly owned subsidiary, Canada Jetlines Operations Ltd. (“Jetlines”). On June 28, 2021, the Company completed the spin-out pursuant to the Arrangement under which the Company transferred 75% of shares of Jetlines to Global shareholders. To complete the spin-off, Global distributed one share of Jetlines for every two shares of Global held as of the record date. As of the closing of the Arrangement there were a total of 33,403,145 Jetlines shares issued and outstanding (including the 8,350,786 shares that have been retained by Global representing 25% of the issued and outstanding Jetlines shares). Jetlines and Global will operate as separate companies with different boards and management teams.

In accordance with U.S. GAAP, the financial position, results of operations, and cash flows of Jetlines are presented as discontinued operations and, as such, have been excluded from continuing operations for all periods presented. The sum of the individual earnings per share amounts from continuing operations and discontinued operations may not equal the total company earnings per share amounts due to rounding. Prior years’ balance sheets have been adjusted to reflect the effect of the spin-off.

With the exception of Note 4, the notes to the consolidated financial statements reflect the continuing operations of Global. See Note 3 - Discontinued Operations below for additional information regarding discontinued operations.

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Cash and Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. The Company maintains cash balances at several financial institutions; at times, such balances may be in excess of insurance limits. The Company has not experienced any losses on these balances.

Restricted Cash

As of December 31, 2022 and 2021, restricted cash of $3,585,260 and $2,752,285, respectively, were being held by a financial institution as security for future flights. As December 31, 2022, the Company also had $300,000 deposits held for an Airport Security Bond which is required by U.S. Customs and Border Protection and U.S. Department of Transportation.

Accounts Receivable

Accounts Receivable are recorded at the amount due from customers and do not bear interest. The Company determines its allowances for credit losses by considering a number of factors, including the length of time accounts receivable are past due, the Company’s previous loss history, the customer’s current ability to pay its obligation to the Company, and the condition of the general economy and the industry as a whole. As of December 31, 2022 and 2021, the Company recorded $104,406 as Allowance for bad debt presented as Accounts Receivable on the Consolidated Balance Sheets. During the years ended December 31, 2022 and 2021, the Company wrote off $115,353 and $0 from Accounts Receivable.

Assets held for sale

Assets held for sale consist of the purchased airframe parts from used Airbus 320 bearing manufacturer's serial number 2090 as completed on sales agreement entered on March 2, 2022. Assets held for sale are valued at the lower of the carrying amount or the estimated market value less selling costs. They were recorded at average cost and are expensed when sold, used or consumed. An allowance for obsolescence on aircraft airframe parts is recorded when impaired to reduce the carrying costs to lower of cost or market. The Company monitors resale values for its assets held for sale on a recurrent basis using various qualitative and quantitative matters including analysis of current sales, estimates obtained from outside vendors, physical counts, internal discussions, among others. As of December 31, 2022, the Company did not identify items that were obsolete and recorded a $0 allowance for obsolete items on the Consolidated Balance Sheet.

Lessor Maintenance Deposits

GlobalX’s aircraft lease agreements provide that Global pay maintenance reserves monthly to aircraft lessors to be held as collateral in advance of major maintenance activities required to be performed by Global. Maintenance reserve payments are either fixed, or variable based on actual flight hours or cycles. These lease agreements provide that maintenance reserves are reimbursable to Global upon completion of the maintenance event in an amount equal to the lesser of (1) the amount of the maintenance reserve held by the lessor associated with the specific maintenance event or (2) the qualifying costs related to the specific maintenance event.

Maintenance reserve payments that are expected to be recoverable via reimbursable expenses will be reflected as Lessor Maintenance Deposits on the accompanying Consolidated Balance Sheets. As of December 31, 2022 and 2021, Lessor Maintenance Deposits totaled $889,919 and $82,776, respectively, and are included in Prepaid expenses and other current assets and Deferred Costs and other assets in the consolidated balance sheet. During the years ended December 31, 2022 and 2021, the Company did not make or expense any maintenance reserve payments as none were due.

Heavy Maintenance

The Company accounts for heavy maintenance costs for airframes and engines using the deferral method. Under this method, expense recognition of scheduled heavy maintenance events is deferred and amortized over the estimated period until the next scheduled heavy maintenance event is required. During the year ended December 31, 2022, the Company incurred in amortization expense of $218,687 with respect to heavy maintenance costs and had $576,523 in deferred maintenance costs as of December 31, 2022. During the year ended December 31, 2021, the Company did not incur amortization expense with respect to heavy maintenance costs and had no deferred maintenance costs of the year then ended.

Property & Equipment

Property and equipment are recorded at cost or fair value at the Acquisition Date and depreciated on a straight-line basis to an estimated residual value over their estimated useful lives or lease term, whichever is shorter, as follows:

Leasehold Improvements, Aircraft, other	3-25 years (or life of lease, if shorter)
Office and Ground Equipment	5 years
Computer Hardware and Software	3-5 years
Property and Equipment under Finance Leases	3-30 years (or life of lease, if shorter)
Rotable Parts	Average remaining life of aircraft fleet, currently estimated to be 10 months to 5 years

Modifications that enhance the operating performance or extend the useful lives of leased airframes are considered leasehold improvements and are capitalized and depreciated over the economic life of the asset or the term of the lease, whichever is shorter.

Equity Investments

Investments in partnerships and less-than-majority owned subsidiaries in which the Company does not have control but has the ability to exercise significant influence over operating and financial policies, are accounted for using the equity method of accounting. The equity method investments are included in the accompanying Balance Sheets with Deferred Costs and Other Assets. The Company’s share of earnings or losses from these investments is shown in the accompanying Consolidated Statements of Operations in Other Expense. Equity method investments are initially recognized at cost. The carrying amount of the equity investment is adjusted at each reporting period by the percentage of any change in its equity corresponding to the Company’s percentage interest in these equity affiliates. The carrying costs of these investments are also increased or decreased to reflect additional contributions or withdrawals of capital. Any difference in the book equity and the Company’s pro-rata share of the net assets of the investment will be reported as gain or loss at the time of the liquidation of the investment. It is the Company’s policy to record losses in excess of the investment if the Company is committed to provide financial support to the investee.

Evaluation of Long-Lived Assets

Long-lived assets are evaluated whenever events or changes in circumstances indicate that the carrying amount may not be recoverable or the useful life has changed. Such indicators include significant technological changes, adverse changes in market conditions and/or poor operating results. The carrying value of a long-lived asset group is considered impaired when the projected undiscounted future cash flows are less than its carrying value. The amount of impairment loss recognized is the difference between the estimated fair value and the carrying value of the asset or asset group. Fair value is determined using various valuation techniques including discounted cash flow models, quoted market values and third- party independent appraisals, as considered necessary. No impairment losses were recognized during the years ended December 31, 2022 and 2021.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718, “Compensation – Stock Compensation” (“ASC 718”) which establishes financial accounting and reporting standards for stock-based employee compensation. It defines a fair value-based method of accounting for an employee stock option or similar equity instrument.

The Company recognizes all forms of share-based payments, including stock option grants, warrants and restricted stock grants, at their fair value on the grant date, which are based on the estimated number of awards that are ultimately expected to vest.

Estimating fair value for granted stock options and compensatory warrants requires determining the most appropriate valuation model which is dependent on the terms and conditions of the grant. This estimate also requires determining the most appropriate inputs to the valuation model including the expected life of the option or warrant, volatility, dividend yield, and rate of forfeitures and making assumptions about them.

Estimating fair value for granted restricted share units requires estimating the number of awards likely to vest on grant and at each reporting date up to the vesting date. The estimated forfeiture rate is adjusted for actual forfeitures in the period.

Grants of share-based payment awards issued to non-employees for services rendered have been recorded at the fair value of the share-based payment. The grants are amortized on a straight-line basis over the requisite service periods, which is generally the vesting period. If an award is granted, but vesting does not occur, any previously recognized compensation cost is reversed in the period related to the termination of service. Stock-based compensation expenses are included in the consolidated statement of operations.

Income taxes

The estimation of income taxes includes evaluating the recoverability of deferred tax assets and liabilities based on an assessment of the Company’s ability to utilize the underlying future tax deductions against future taxable income prior to expiry of those deductions. Management assesses whether it is probable that some or all of the deferred income tax assets and liabilities will not be realized. The ultimate realization of deferred tax assets and liabilities is dependent upon the generation of future taxable income. To the extent that management’s assessment of the Company’s ability to utilize future tax deductions changes, the Company would be required to recognize more or fewer deferred tax assets or liabilities, and deferred income tax provisions or recoveries could be affected.

Leases

Lease classification is evaluated by the Company at lease commencement and when significant amendments are executed. The Company's leases generally do not provide a readily determinable implicit rate; therefore, the Company estimates the incremental borrowing rate to discount lease payments based on information available at lease commencement. The lease term consists of the noncancellable period of the lease and periods covered by options to extend the lease if the Company is reasonably certain to exercise the option. For leases of 12 months or less, the Company expenses lease payments on a straight-line basis over the lease term.

Operating Lease Right-of-Use Asset and Liabilities

For all operating leases with a term greater than 12 months, the Company recognizes a right-of-use asset and a lease liability at the lease commencement date based on the estimated present value of future minimum lease payments, which includes certain lease and non-lease components, over the lease term. Operating Lease Right-of-use Assets and Operating Lease Obligations have their own lines on the Consolidated Balance Sheets.

Finance Leases

Finance leases are initially recorded at the net present value of future minimum lease payments, which includes certain lease and non-lease components. Finance leases generally have one of these five attributes: 1) ownership of the underlying asset transfers to the Company at the end of the lease term, 2) the lease agreement contains a purchase option that the Company is reasonably certain to exercise, 3) the lease term represents the major part of the asset’s economic life, 4) the present value of lease payments over the lease term equals or exceeds substantially all of the fair value of the asset, and 5) the underlying asset is so specialized in nature that it provides no alternative use to the lessor after the lease term. Finance Lease Assets are presented on separately on the Consolidated Balance Sheets. The Company depreciates Finance Lease Assets consistent with its useful life policy presented in the table below.

Leased Aircraft Return Costs

The Company's aircraft lease agreements often contain provisions that require the Company to return aircraft airframes, engines, and other aircraft components to the lessor in a certain condition or pay an amount to the lessor based on the airframe and engine's actual return condition. Lease return costs are recognized beginning when it is probable that such costs will be incurred, and they can be estimated. The Company assesses the need to accrue lease return costs periodically throughout the year or whenever facts and circumstances warrant an assessment. When costs become both probable and estimable, lease return costs are expensed as a component of Aircraft Rent expense on the Consolidated Statements of Operations.

In addition, the Company leases office space under a month-to-month agreement. For leases with terms greater than 12 months, including renewal options when appropriate, we record the related right-of-use asset and lease liability as the present value of fixed lease payments over the lease term.

Customer Deposits

Customer Deposits represent money we receive from our customers as a security deposit for their contract. The money will either be returned to the customer at the end of the contract or used for payment of any unpaid invoices/debts the customer has during the contract term.

Deferred Revenue

Deferred Revenue represents revenue prepayments. Customers pay in advance of their flights and the funds are held as Deferred Revenue until the flight takes place. Charter customers typically pay a 10% deposit upon signing a contract and the remainder 30 days before the flight. If the contract is signed less than 30 days from the date of the flight, the entire amount is collected upon signing. ACMI customers typically pay 2 weeks in advance.

Revenue Recognition

The Company generates operating revenues by providing passenger aircraft outsourcing services to customers on a Charter and ACMI basis, in exchange for guaranteed minimum revenues at predetermined levels of operation for defined periods of time.

Our performance obligations under Charter contracts involve the provision of passenger aircraft charter services to customers, including various US Government agencies, brokers, freight forwarders, direct shippers, airlines, college sports teams and fans, and private charter customers. Our obligations are for one or more flights based on a specific origin and destination. The Company typically bears all direct operating costs for charters, which include fuel, insurance, landing and navigation fees, and most other operational fees and costs.

The time interval between when an aircraft departs the terminal until it arrives at the destination terminal is measured in hours and called “Block Hours.” Revenue from Charter contracts is typically recognized over time as the services are performed based on Block Hours operated on behalf of a customer. Payment terms and conditions vary by charter contract, although the vast majority of contracts require payment in advance of the services being provided. Since advance payments are typically made shortly before the services are performed, such payments are not considered significant financing components.

Our performance obligations under ACMI contracts involve outsourced passenger aircraft operating services, including the provision of an aircraft, crew, maintenance and insurance. ACMI contracts generally provide for the transfer of the benefits from these performance obligations on a combined basis through the operation of the aircraft over time. Customers assume fuel, demand and price risk. Generally, customers are also responsible for landing, navigation and most other operational fees and costs. When we act as an agent for costs reimbursed by customers, such reimbursed amounts are recorded as Operating Revenue, net of the related costs, when the costs are incurred. When we are responsible for any of these costs, such reimbursed amounts are recorded as Operating Revenue and the costs are recorded as Operating Expenses as incurred.

Revenue from ACMI contracts is typically recognized over time as the services are performed based on Block Hours operated on behalf of a customer during a given month.

The Company commenced flight operations during August 2021 upon receipt of the final DOT and FAA approvals.

Recently Adopted Accounting Standards

In June 2018, the FASB issued ASU 2018-07 Improvements to Non-employee Share-based Payment Accounting. ASU 2018-07 expands the scope of ASC 718, Compensation - Stock Compensation, to share-based payments granted to non- employees for goods and services. Additionally, in November 2019, the FASB issued ASU 2019-08, Compensation - Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606), which requires entities to measure and classify share based payments to a customer, in accordance with the guidance in ASC 718. The new guidance did not impact how we account for Share based payments.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The update eliminates, clarifies, and modifies certain guidance related to the accounting for income taxes. The amended guidance did not have a material impact on our consolidated financial statements and related disclosures.

In May 2021, the Financial Accounting Standards Board (“FASB”) issued accounting standards update (“ASU”) 2021-04—Earnings Per Share (Topic 260), Debt— Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain

Modifications or Exchanges of Freestanding Equity-Classified Written Call Options, to clarify and reduce diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. The amendments in this ASU are effective for public and nonpublic entities for fiscal years beginning after December 15, 2021, and interim periods with fiscal years beginning after December 15, 2021. Early adoption was permitted, including adoption in an interim period. The adoption of this pronouncement had no impact on our accompanying consolidated financial statements.

Recently Issued Accounting Standards

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The update requires the use of an “expected loss” model on certain types of financial instruments and requires consideration of a broader range of reasonable and supportable information to calculate credit loss estimates. For trade receivables, loans and held-to-maturity debt securities, entities will be required to estimate lifetime expected credit losses. For available-for-sale debt securities, entities will be required to recognize an allowance for credit losses rather than a reduction to the carrying value of the asset. ASU 2016-13 was initially effective for non- public companies for fiscal years and interim periods beginning after December 15, 2021, with early adoption permitted. In November 2019, the FASB issued ASU 2019-10, Financial Instruments-Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates, which delayed the effective date for certain entities, such as the Company, to apply ASU 2016-13 until fiscal years and interim periods beginning after December 15, 2022. The Company evaluated the impact of ASU 2016-13 and determined the adoption of Topic 326 will not have a material impact on our consolidated financial statements.